Share-based payments - Narrative (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) shares year £ / shares	Dec. 31, 2024 GBP (£) shares £ / shares	Dec. 31, 2023 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions	£ 40	£ 11
Employee share schemes and hedging thereof	1,277	977	£ 621
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 1,127	£ 874	£ 497
Share Value Plan (SVP) | Vesting period one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Share Value Plan (SVP) | Vesting period two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	4 years
Share Value Plan (SVP) | Vesting period three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	5 years
Share Value Plan (SVP) | Vesting period four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	7 years
Share Value Plan (SVP) | Holding period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	2 years
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares	22,046,433	5,343,579
Exercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 0.95	£ 1.23
Sharesave | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	3
Expected volatility	29.04%
Risk free interest rate, share options granted	3.47%
Pure dividend yield rates	1.99%
Repo rates	(0.60%)
Sharesave | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	5
Expected volatility	26.48%
Risk free interest rate, share options granted	3.56%
Pure dividend yield rates	2.14%
Repo rates	(0.69%)
Share Value Plan and Deferred Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares	0	0
Employee benefit and other trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of Barclays shares held (in shares) | shares	20,000,000	19,000,000
Exercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 4.80	£ 2.68
Total market value of the shares held in trust	£ 96	£ 50
Certain share-based payment schemes | Retained earnings | Forward contract | At cost
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 30